Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

14. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited and YX (HK) Limited, subsidiaries of the Group located in Hong Kong, are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. No income tax expenses for these entities have been recognized in the consolidated financial statements as they have no assessable income for the years ended December 31, 2021, 2022 and 2023.

Chinese Mainland

Under the Law of the PRC on Enterprise Income Tax (the “EIT Law”), the Company’s subsidiaries, VIEs and subsdiaries of the VIEs established in the Chinese Mainland are subject to an income tax rate of 25% for the years presented. One of the subsidiaries of the Group in Shenzhen was a qualified enterprise eligible to enjoy the preferential income tax rate of 15% from 2020 to 2022 and renewed its qualification until 2025. One VIE and one subsidiary of the Group operated in a specific preferential tax jurisdiction and were thereby eligible to be levied at the reduced income tax rate of 15% from 2020 to 2025 and from 2023 to 2025, respectively.

Uncertainties exist with respect to how the current income tax law in the Chinese Mainland applies to the Group’s overall operations, and more specifically, with regard to its tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the Chinese Mainland will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the Chinese Mainland. The implementation rules to the EIT Law provide that non-resident legal entities will be considered Chinese Mainland residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the Chinese Mainland. Despite the present uncertainties resulting from the limited Chinese Mainland tax guidance on the issue, the Group does not believe that the legal entities organized outside of the Chinese Mainland within the Group should be treated as residents for EIT Law purposes and, therefore, has not recorded an unrecognized tax benefit for this tax position. If the Chinese Mainland tax authorities subsequently determine that the Company and its subsidiaries registered outside the Chinese Mainland should be deemed resident enterprises, the Company and its subsidiaries registered outside the Chinese Mainland will be subject to Chinese Mainland income taxes, at a statutory income tax rate of 25%.

According to PRC Administration of the Levy and Collection of Taxes Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Tax years from 2015 to the current years for the Group’s Chinese Mainland subsidiaries are subject to examination of the Chinese Mainland tax authorities.

Current tax expense (benefit) and deferred tax expense (benefit), which are substantially all for Chinese Mainland income taxes, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current tax expense (benefit)	35,315,597	193,768,237	278,695,689	39,253,466
Deferred tax expense (benefit)	333,420,104	195,589,376	(29,258,045)	(4,120,909)
Total income tax expense (benefit)	368,735,701	389,357,613	249,437,644	35,132,557

Income (loss) before income taxes and gain (loss) from equity affiliates for different jurisdictions is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cayman Islands	(6,463,771)	(5,585,777)	(3,703,756)	(521,663)
Hong Kong entities	948,973	12,667,827	(17,584,906)	(2,476,783)
Chinese Mainland entities	1,196,315,182	1,216,374,240	1,424,372,496	200,618,670
Total	1,190,800,384	1,223,456,290	1,403,083,834	197,620,224

A reconciliation between income tax expense computed by applying the Chinese Mainland income tax rate of 25%, the income tax jurisdiction where the Group has substantially all of its operations, to income (loss) before income taxes and gain (loss) from equity in affiliates and the reported amount of income tax expense (benefit) is as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Expected income tax at Chinese Mainland income tax rate	297,700,096	305,864,072	350,770,959	49,405,056
Share based compensation expense not deductible for income tax purposes	22,108,693	13,384,454	10,649,553	1,499,958
Other expenses not deductible for income tax purposes	24,325,078	4,399,168	916,343	129,064
Effect of preferential tax rate(1)	(25,716,398)	(15,977,099)	(134,240,494)	(18,907,378)
Effect of different tax rate of subsidiary operation in other jurisdictions	1,535,280	319,679	1,376,643	193,896
Research and development tax deduction	(14,040,027)	(16,996,590)	(20,676,415)	(2,912,212)
Unrecognized tax benefits for prior years’ transfer pricing arrangement	(22,239,451)	—	—	—
Change in valuation allowance	99,384,200	101,490,352	11,432,693	1,610,261
Income tax on subsidiary earnings	—	—	24,459,727	3,445,080
Others	(14,321,770)	(3,126,423)	4,748,635	668,832
Total	368,735,701	389,357,613	249,437,644	35,132,557
(1)	The aggregate amount and per share effect of the preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
The aggregate amount income tax benefit (expense) of the preferential tax rate	25,716,398	15,977,099	134,240,494	18,907,378
The aggregate effect on basic and diluted net income per share:
—Basic	0.08	0.05	0.47	0.07
—Diluted	0.08	0.05	0.46	0.06

The tax effects of temporary differences and carry forwards that give rise to the deferred tax balances at December 31, 2022 and 2023 are as follows:

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Long-term investments	16,326,280	24,473,436	3,447,011
Accrued expenses	13,629,066	—	—
Advertising and market related expenses carryforwards (1)	15,428,899	22,251,219	3,134,019
Accounts receivable and contract assets	5,683,849	7,123,587	1,003,336
Guarantee liabilities	—	16,879,995	2,377,498
Financial guarantee derivatives	165,452,224	159,210,663	22,424,353
Loan receivable from Xiaoying Housing Loans	14,940,336	13,887,028	1,955,947
Loans receivable from Xiaoying Credit Loans and other loans	106,663,862	166,027,798	23,384,526
Operating loss carryforwards	45,784,681	45,998,381	6,478,736
Deposits to institutional cooperators	830,644	662,254	93,277
Others	—	21,505	3,029
Lease liabilities	16,004,767	13,019,736	1,833,791
Total deferred tax assets	400,744,608	469,555,602	66,135,523
Valuation allowance	(214,884,582)	(226,317,275)	(31,876,121)
Total deferred tax assets, net of valuation allowance	185,860,026	243,238,327	34,259,402
Deferred tax liabilities:
Property and equipment	986,598	1,678,634	236,431
Long-term investments	—	7,501,275	1,056,532
Right-of-use assets	15,672,062	12,657,331	1,782,748
Investment in Consolidated Trusts	25,188,918	36,643,382	5,161,112
Investment in Consolidated Partnerships	56,305,689	62,339,878	8,780,388
Undistributed earnings	—	16,500,000	2,323,976
Total deferred tax liabilities	98,153,267	137,320,500	19,341,187
(1)	Advertising and market related expenses carryforwards are those in excess of deduction limit, that can be carried forward indefinitely, arising from the operation of the Group’s Chinese Mainland subsidiaries, amounting to RMB61,715,596 and RMB89,004,878 (US$12,536,075) as of December 31, 2022 and 2023, respectively. Under Chinese Mainland tax rules, advertising and market related expenses that exceed the limit can be claimed and deducted in the following tax year.

Movement of the valuation allowance is as follows:

	As of	As of
	December 31,	December 31,	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance as of January 1	(14,010,030)	(113,394,230)	(214,884,582)	(30,265,860)
Addition	(104,514,776)	(101,665,571)	(20,828,173)	(2,933,587)
Reductions	5,130,576	175,219	9,395,480	1,323,326
Net change in the valuation allowance	(99,384,200)	(101,490,352)	(11,432,693)	(1,610,261)
Balance as of December 31	(113,394,230)	(214,884,582)	(226,317,275)	(31,876,121)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis.

As of December 31, 2022 and 2023, the Company had operating loss carryforwards of RMB221,205,324 and RMB227,566,693 (US$32,052,098) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the Chinese Mainland. The net operating loss carryforwards will expire in years 2024 to 2028, if not utilized.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2022 and 2023 due to the generation of net operating losses carryforwards that can be carried forward to future years amounted to RMB805,389 and RMB883,214 (US$124,398), respectively. The tax benefit realized during the year ended December 31, 2022 and 2023 from the utilization of carryforwards where the related deferred tax asset was offset by a valuation allowance amounted to RMB3,927,259 and RMB4,876,301 (US$686,813) respectively.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2022 and 2023 due to generation of advertising and market related expenses carryforwards amounting to nil and RMB8,239,531 (US$1,160,514), respectively.

During the year ended December 31, 2022 and 2023, the Company recognized a deferred tax expense of RMB101,490,352 and RMB11,432,693(US$1,160,261) respectively for changes in a valuation allowance as a result of a change in judgment about the ability of a subsidiary to utilize a beginning-of-the-year deferred tax asset in future years.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carryforward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, including consideration of specific known trends of profits expected to be reflected within the industry, (iii) taxable income in prior carryback years and (iv) tax-planning strategies. On the basis of this evaluation, as of December 31, 2022 and 2023 a valuation allowance of RMB214,884,582 and RMB226,317,275(US$31,876,121) was recorded respectively to reduce the deferred tax assets to the amount that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as the Group’s projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the Chinese Mainland and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of Chinese Mainland subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

The Group constantly assesses its intent to reinvest the offshore earnings. As of December 31, 2023, the Group no longer intended to reinvest certain undistributed earnings of the FIEs that have been previously taxed in the Chinese Mainland, while for the remainder of the undistributed earnings, the Group intended to indefinitely reinvest. The Group has recorded a deferred tax liability of RMB16,500,000 (US$2,323,976) associated with the earnings that intend to repatriate in the future. The Group paid withholding tax of RMB7,959,727 (US$1,121,104) on distributed earnings during the year. For the earnings the Group intended to indefinitely reinvest, no deferred tax liabilities for withholding taxes have been recorded.

Undistributed earnings of FIEs that are considered to be indefinitely invested amounted to RMB3,070,106,819 on December 31, 2022 and RMB3,761,829,057 (US$529,842,541) on December 31, 2023. All undistributed earnings are still subject to certain taxes upon repatriation, primarily where withholding taxes apply. The related unrecognized deferred tax liabilities were RMB307,010,682 and RMB376,182,906 (US$52,984,254) at a 10% tax rate.

Unrecognized tax benefits

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	159,483,176	120,195,925	259,386,286	36,533,795
Additions for tax positions taken in current year	100,672,568	259,386,286	262,052,034	36,909,257
Reductions for tax positions taken in prior years	(139,959,819)	(110,342,989)	(156,571,391)	(22,052,620)
Settlements	—	(9,852,936)	—	—
Balance at end of the year	120,195,925	259,386,286	364,866,929	51,390,432

The accrued interest and penalties related to income taxes as of December 31, 2021, 2022 and 2023 is set forth below:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Accrued interest and penalties	1,154,145	2,000,970	4,127,348	581,325

As of December 31, 2021, 2022 and 2023, the Group’s unrecognized tax benefits consisted of: 1) RMB28,757,431, RMB2,349,049 and RMB50,384,562 (US$7,096,517) arising from charge-offs of loans receivable from Xiaoying Credit Loans and other loans and accounts receivable and contract asset; 2) RMB81,585,558, RMB257,037,237 and RMB314,482,367 (US$44,293,915) arising from difference in timing for including certain taxable income in tax return, of which RMB81,585,558 and RMB257,037,237 were omitted from prior years roll forward schedule; and 3) RMB9,852,936, nil and nil arising from prior years’ transfer pricing arrangement.

As of December 31, 2021, 2022 and 2023, nil, nil and RMB102,814,895 (US$14,481,175) of the unrecognized tax benefit balance, if recognized upon examination settlement or statute expiration, would affect the effective tax rate.

For the year ended December 31, 2021, the decrease of accrued interest and penalties related to income taxes was RMB10,731,479, which was recorded as part of the income tax expense in the consolidated financial statements. For the year ended December 31, 2022, the increase of accrued interest and penalties related to income taxes was RMB846,825, which was recorded as part of the income tax expense in the consolidated financial statements. For the year ended December 31, 2023, the increase of accrued interest and penalties related to income taxes was RMB2,126,378 (US$299,494), which was recorded as part of the income tax expense in the consolidated financial statements.